EQUIPMENT DEPOSITS - RELATED PARTY	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
EQUIPMENT DEPOSITS - RELATED PARTY [Text Block]

NOTE 4 – EQUIPMENT DEPOSITS – RELATED PARTY

Under the terms of the exclusive manufacturing agreement entered into on April 15, 2013 between the Company and Water Engineering Solutions LLC, a related party, the Company paid $690,000 on May 1 2014 for specialized equipment used in the production of our alkaline water. Under this agreement, the Company paid deposits on equipment as follows: May 1, 2014 $690,000, June 27, 2014 $21,500, July 1, 2014 $115,000, August 7, 2014 $10,000, August 5, 2014 $5,000, August 19, 2014 $2,000, August 22, 2014 $100,000, October 14, 2014 $70,000, November 4, 2014 $7,676 and November 7, 2014 $5,002. The Company received equipment valued at $274,769 and reduced the deposit on equipment. During the six months ended September 30, 2015 the company made a net deposit on equipment of $139,997 to Water Engineering Solutions LLC. Water Engineering Solutions LLC is an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright for the production of our alkaline water.

NOTE 4 – EQUIPMENT DEPOSITS – RELATED PARTY

The Company paid deposits on equipment to Water Engineering Solutions, LLC, a related party, as follows: May 1, 2014 $690,000, June 27, 2014 $21,500, July 1, 2014 $115,000, August 7, 2014 $10,000, August 5, 2014 $5,000, August 19, 2014 $2,000, August 22, 2014 $100,000, October 14, 2014 $70,000, November 4, 2014 $7,676, and November 7, 2014 $5,002. The Company received equipment valued at $274,769 and reduced the deposit on equipment. As of December 31, 2014, the total amount of deposits for equipment is $188,289. On February 12, 2015 Water Engineering Solutions LLC refunded $200,000 related to the deposit as the order for a new machine had been deferred until late summer 2015.  The equipment is being manufactured by and under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.